Net loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Net loss per share
Schedule of basic and diluted net loss per share

	Year ended December 31,
	2021	2020	2019
Numerator for basic and diluted net loss per share:
Net loss for the year	$(19,678,749)	$(11,145,306)	$(4,524,198)
Denominator for basic net loss per share:
Weighted average number of common shares outstanding	26,448,594	18,080,533	9,752,131
Effect of potential dilutive securities	—	—	—
Adjusted denominator for diluted net loss per share	26,448,594	18,080,533	9,752,131
Basic net loss per share	$(0.74)	$(0.62)	$(0.46)
Diluted net loss per share	$(0.74)	$(0.62)	$(0.46)